Employee Benefit Plans (Tables)	Nov. 18, 2019
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net Periodic Benefit Cost (Credit)
The components of Dominion Energy’s provision for net periodic benefit cost (credit) were as follows:

	Pension Benefits		Other Postretirement Benefits
	2019	2018	2019	2018
(millions)
Three Months Ended June 30,
Service cost	$40	$40	$6	$6
Interest cost	98	84	17	14
Expected return on plan assets	(176)	(168)	(35)	(35)
Amortization of prior service cost (credit)	1	1	(13)	(13)
Amortization of net actuarial loss	43	49	3	2
Curtailment (1)	71	—	42	—

Net periodic benefit cost (credit)	$77	$6	$20	$(26)

Six Months Ended June 30,
Service cost	$80	$79	$13	$13
Interest cost	199	168	34	28
Expected return on plan assets	(353)	(333)	(68)	(71)
Amortization of prior service cost (credit)	1	1	(26)	(26)
Amortization of net actuarial loss	82	97	7	5
Settlements and Curtailment (1)	73	—	42	—

Net periodic benefit cost (credit)	$82	$12	$2	$(51)

(1)	Primarily related to a voluntary retirement program.

Dominion Energy Gas Holdings, LLC
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net Periodic Benefit Cost (Credit)
The components of Dominion Energy Gas’ provision for net periodic benefit cost (credit) for employees represented by collective bargaining units were as follows:

	Pension Benefits		Other Postretirement Benefits
	2019	2018	2019	2018
(millions)
Three Months Ended June 30,
Service cost	$4	$5	$1	$1
Interest cost	8	7	2	2
Expected return on plan assets	(39)	(38)	(7)	(6)
Amortization of prior service credit	—	—	(1)	(1)
Amortization of net actuarial loss	5	5	1	1
Curtailment (1)	1	—	1	—

Net periodic benefit credit	$(21)	$(21)	$(3)	$(3)

Six Months Ended June 30,
Service cost	$8	$9	$2	$2
Interest cost	16	14	5	5
Expected return on plan assets	(78)	(75)	(14)	(14)
Amortization of prior service credit	—	—	(2)	(2)
Amortization of net actuarial loss	10	10	2	2
Curtailment (1)	1	—	1	—

Net periodic benefit credit	$(43)	$(42)	$(6)	$(7)

(1)	Related to a voluntary retirement program.